Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Land improvements [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	20 years
Buildings (assets used by the Company and assets subject to operating leases) [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	10 years
Buildings (assets used by the Company and assets subject to operating leases) [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	20 years
Machinery and equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	5 years
Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of property, plant and equipment	5 years